Related Party Transactions - Summary of Cemig is Provider of Surety or Guarantee of Loans, Financings and Debentures of Related Parties (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of transactions between related parties [line items]
Related party transaction amount	R$ 5,928
Norte Energia S.A [Member]
Disclosure of transactions between related parties [line items]
Related party	Norte Energia ('Nesa')
Relationship	Affiliated
Type	Surety
Objective	Financing
Expiration	2042
Related party transaction amount	R$ 2,507
Light [member]
Disclosure of transactions between related parties [line items]
Related party	Light
Relationship	Jointly-controlled entity
Type	Counter-guarantee
Objective	Financing
Expiration	2042
Related party transaction amount	R$ 684
Santo Antnio Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
Related party	Santo Antônio Energia S.A. (Saesa)
Relationship	Jointly-controlled entity
Type	Surety
Objective	Financing
Expiration	2034
Related party transaction amount	R$ 1,946
Santo Antnio Energia S.A. One [Member]
Disclosure of transactions between related parties [line items]
Related party	Santo Antônio Energia S.A. (Saesa)
Relationship	Jointly-controlled entity
Type	Surety
Objective	Debentures
Expiration	2037
Related party transaction amount	R$ 783
Centroeste [member]
Disclosure of transactions between related parties [line items]
Related party	Centroeste
Relationship	Jointly-controlled entity
Type	Surety
Objective	Financing
Expiration	2023
Related party transaction amount	R$ 8